UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    February 13, 2013


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         52
Form 13F Information Table Value Total:         885,230   (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



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                                                                FORM 13F INFORMATION TABLE

					Title of 		 Value 	      Shares/	    SH/    PUT/  Invtmnt  Other	Voting Authority
Issuer					Class	  CUSIP		 * $1000      PRN Amount    PRN    CALL  Dscretn  Mgrs  Sole   Shared  None
Andina Acquisition Corp                 UNIT      G0440W118      2,150        215,000       SH            SOLE          215,000
Aquasition Corp                         UNIT      Y0192H129      4,940        495,000       SH            SOLE          495,000
Arch Coal Inc                           CS        039380100      12,444       1,700,000     SH            SOLE          1,700,000
CenturyLink Inc                         CS        156700106      5,055        129,210       SH            SOLE          129,210
Cobalt Intl Energy Inc 2.625% 12/1/19   CB        19075FAA4      24,218       24,000,000    PRN           SOLE          24,000,000
Constellation Brands Inc                CS        21036P108      1,416        40,000        SH            SOLE          40,000
Constellation Brands Inc                CS        21036P108      4,052        114,500              CALL   SOLE          114,500
CSX Corp                                CS        126408103      14,456       732,704       SH            SOLE          732,704
CVR Energy Inc                          CS        12662P108      1,000        20,500        SH            SOLE          20,500
DRYSHIPS INC 5% 12/1/2014               CB        262498AB4      27,318       34,650,000    PRN           SOLE          34,650,000
Fairpoint Communications Inc            CS        305560302      454          57,267        SH            SOLE          57,267
Ford Motor Co                           CS        345370860      39,084       3,018,088     SH            SOLE          3,018,088
Gardner Denver Inc                      CS        365558105      5,775        84,300        SH            SOLE          84,300
Geo Group Inc                           CS        36159R103      87           3,100                CALL   SOLE          3,100
Geo Group Inc                           CS        36159R103      22,802       808,593       SH            SOLE          808,593
GILEAD SCIENCES INC 1% 05/01/2014       CB        375558AN3      139,334      85,000,000    PRN           SOLE          85,000,000
Global Eagle Acquisition Corp           WT        37951D110      585          835,000       SH            SOLE          835,000
Global Eagle Acquisition Corp           CS        37951D102      8,458        850,000       SH            SOLE          850,000
Google Inc                              CS        38259P508      8,047        11,345        SH            SOLE          11,345
Grifols SA                              ADR       398438408      3,371        130,090       SH            SOLE          130,090
Hyde Park Acquisition Corp II           CS        448640102      3,700        370,000       SH            SOLE          370,000
Infinity Cross Border Acquisition       UNIT      G4772R127      3,056        370,000       SH            SOLE          370,000
Illumina Inc                            CS        452327109      1,629        29,300        SH            SOLE          29,300
Illumina Inc                            CS        452327109      2,780        50,000               PUT    SOLE          50,000
Interpublic Group of Cos Inc            CS        460690100      7,136        647,565       SH            SOLE          647,565
Melco Crown Entertainment Ltd           ADR       585464100      3,725        221,195       SH            SOLE          221,195
Metlife Inc                             UNIT      59156R116      42,041       950,000       SH            SOLE          950,000
Micron Technology Inc                   CS        595112103      9,035        1,427,300     SH            SOLE          1,427,300
Micron Technology Inc                   CS        595112103      15,825       2,500,000            PUT    SOLE          2,500,000
National Financial Partn 4% 06/15/17    CB        63607PAC3      10,420       7,000,000     PRN           SOLE          7,000,000
ONYX PHARMACEUTICALS INC 4% 08/15/16    CB        683399AB5      18,236       9,000,000     PRN           SOLE          9,000,000
Penn National Gaming Inc                CS        707569109      2,036        41,466        SH            SOLE          41,466
Pfizer Inc                              CS        717081103      45,025       1,795,321     SH            SOLE          1,795,321
PHH Corp 6% 06/15/2017                  CB        693320AQ6      43,092       21,711,000    PRN           SOLE          21,711,000
Procter & Gamble Co                     CS        742718109      6,598        97,182        SH            SOLE          97,182
PSS World Medical Inc                   CS        69366A100      33,016       1,143,621     SH            SOLE          1,143,621
PIONEER NATURAL RESOURCE 2.875% 1/15/38 CB        723787AH0      54,132       30,500,000    PRN           SOLE          30,500,000
Radian Group Inc 3% CVT 11/15/17        CB        750236AK7      32,654       38,000,000    PRN           SOLE          38,000,000
Radian Group Inc                        CS        750236101      5,621        920,000       SH            SOLE          920,000
Ralcorp Holdings Inc                    CS        751028101      108,264      1,207,632     SH            SOLE          1,207,632
Resolute Forest Products Inc            CS        76117W109      941          71,079        SH            SOLE          71,079
ROI Acquisition Corp                    UNIT      74966A203      3,600        360,000       SH            SOLE          360,000
Signet Jewelers Ltd                     SHS       G81276100      6,041        113,124       SH            SOLE          113,124
SPDR S&P 500 ETF Trust                  TR UNIT   78462F103      1,523        10,694        SH            SOLE          10,694
Spirit Realty Capital Inc               CS        84860F109      78,374       4,408,000     SH            SOLE          4,408,000
STANDARD PACIFIC CORP 1.25% 8/1/32      CB        85375CBC4      5,832        5,000,000     PRN           SOLE          5,000,000
Taiwan Semiconductor                    ADR       874039100      2,059        120,000       SH            SOLE          120,000
Trio Merger Corp                        CS        896697109      2,973        300,000       SH            SOLE          300,000
TW Telecom inc                          CS        87311L104      1,424        55,914        SH            SOLE          55,914
United Continental Holdings Inc         CS        910047109      3,981        170,257       SH            SOLE          170,257
Universal Business PMT SOL              CS        913384103      363          79,818        SH            SOLE          79,818
Volcano Corp 1.75% 12/1/17              CB        928645AB6      5,052        5,000,000     PRN           SOLE          5,000,000
                                                                 885,230


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